Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Allowance for loan losses	$ 1,075	$ 920
Deferred compensation	316	349
Write-downs on other real estate owned	119	255
Other	214	294
Total deferred tax assets	1,724	1,818
Deferred tax liabilities
Depreciation	1,279	1,396
Unrealized gains on securities available for sale		1,138
Purchase accounting adjustments from merger	462	602
Loan servicing rights	185	161
Stock dividends received from Federal Home Loan Bank	83	83
Post-retirement benefits obligation	82	75
Other	132	112
Total deferred tax liabilities	2,223	3,567
Net deferred tax liabilities	$ (499)	$ (1,749)